Segment information - Contributions by Geographical Area (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	£ 14,844.8	£ 14,428.7	£ 12,801.1
Headline operating profit	1,750.2	1,741.8	1,493.5
Non-current assets	12,322.1	13,401.5
North America
Disclosure of geographical areas [line items]
Revenue	5,527.6	5,549.5	4,494.2
Revenue less pass-through costs	4,556.3	4,688.1	3,849.2
Headline operating profit	834.3	770.4	655.7
Non-current assets	5,217.6	5,896.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	2,155.4	2,003.8	1,866.9
Revenue less pass-through costs	1,626.3	1,537.2	1,414.3
Headline operating profit	214.5	187.1	180.9
Non-current assets	1,669.7	1,556.2
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	3,037.2	2,876.2	2,786.3
Revenue less pass-through costs	2,410.5	2,318.5	2,225.4
Headline operating profit	258.4	301.3	288.6
Non-current assets	2,695.5	2,797.9
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	4,124.6	3,999.2	3,653.7
Revenue less pass-through costs	3,266.6	3,255.5	2,908.3
Headline operating profit	443.0	483.0	368.3
Non-current assets	2,739.3	3,151.0
United States
Disclosure of geographical areas [line items]
Revenue	5,187.1	5,230.9	4,220.8
Revenue less pass-through costs	4,270.6	4,402.0	3,597.4
Headline operating profit	785.4	727.6	£ 615.2
Non-current assets	£ 5,113.9	£ 5,379.5